Share-based payments - Expenses relation to Options (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 964	$ 315	$ 2,029	$ 705
Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to the stated conditions	814	315	1,631	705
Total recorded expenses	814	315	1,631	705
Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to the options with only the service condition	50		150
Expenses in relation to yet unfulfilled performance conditions	100		248
Total recorded expenses	$ 150		$ 398
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to yet unfulfilled performance conditions		315		705
Total recorded expenses		$ 315		$ 705